Investments in equity accounted units (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Investments Accounted For Using Equity Method Explanatory [Abstract]
Summary of investments in equity accounted units

	2017	2016
Summary balance sheet (Rio Tinto share)	US$m	US$m
Rio Tinto's share of assets
– Non-current assets	5,913	6,686
– Current assets	990	832
	6,903	7,518
Rio Tinto's share of liabilities
– Current liabilities	(654)	(612)
– Non-current liabilities	(1,763)	(1,887)
	(2,417)	(2,499)
Rio Tinto's share of net assets	4,486	5,019